Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income taxes
18.	Income taxes

($000s)	2023	2022

Deferred tax expense (recovery)	(8,695)	8,268
	(8,695)	8,268

Tax expense (recovery) recognized in other comprehensive income or directly in equity

($000s)	2023	2022

Financing costs - recognized in statement of equity	(459)	(330)
Revaluation of the secured note liabilities – recognized in OCI	(22,780)	831
	(23,239)	501

In 2023, the Company recognized income tax recovery of $8.7 million, primarily due to the deferred tax asset arising from the loss recognized on remeasurement of the fair value of the secured note liabilities, and the losses in the period. The income tax recovery was partially offset by income tax expense arising from the renouncement of expenditures related to the December 2022 flow-through shares issued which are capitalized for accounting purposes. The income tax impact of the revaluation of the secured note liabilities that was recorded through other comprehensive income (loss) during 2023, of $22.8 million, was also recorded through other comprehensive income (loss).

(a)	Rate Reconciliation

The provision for income taxes differs from the amount that would have resulted by applying the combined Canadian Federal and Provincial statutory income tax rates of 26.75% (2022 - 26.68%).

($000s)	2023	2022
Earnings (loss) before income taxes	(37,961)	874
	26.75%	26.68%

Income tax calculated using statutory rates	(10,153)	233
Non-deductible/(non-taxable) items	(1,512)	2,280
Difference in foreign tax rates	(25)	103
Change in deferred tax rates	(134)	(116)
Movement in tax benefits not recognized	(985)	2,996
Impact of true-up of prior year balances	180	124
Renouncement of flow-through expenditures	4,018	2,525
Other	(84)	123
Income tax (recovery) expense	(8,695)	8,268

(b)	Deferred Income Tax

The following table summarizes the significant components of deferred income tax assets and liabilities:

($000s)	December 31, 2023	December 31, 2022
Deferred income tax assets:
Property and equipment	1,253	565
Provision for reclamation liabilities	1,406	1,235
Financing costs	2,383	2,487
Non-capital loss carryforwards	46,571	38,255
Secured note liabilities	21,814	(10,766)

Deferred income tax liabilities:
Mineral interests	(73,428)	(63,710)
Net deferred income tax liabilities	-	(31,934)

(c)	Unrecognized Deferred Tax Assets

The company has not recognized deferred income tax assets in respect of the following tax effected deductible temporary differences:

($000s)	December 31, 2023	December 31, 2022
Marketable securities	130	137
Loss carryforwards	1,712	834
Investment tax credits	1,481	1,481
Foreign tax credits	268	268
Mineral properties	351	437
Provision for reclamation liabilities	-	1,091
Other	1,576	-

Deferred tax has not been recognized on the deductible temporary difference of $1.9 million (2022 - $2.1 million) relating to investments in subsidiaries as these amounts will not be distributed in the foreseeable future.

The tax losses not recognized expire as per the amount and years noted below. The deductible temporary differences do not expire under the current tax legislation. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit would be available against which the Company can utilize the benefits there from.

(d)	Income Tax Attributes

As at December 31, 2023, the Company had the following income tax attributes to carry forward.

	($000s)	Expiry date
Canadian non-capital losses	178,403	2043
Canadian capital losses	2,574	Indefinite
Canadian tax basis of mineral interest	462,381	Indefinite

US non-capital losses	528	2043
US tax basis of mineral interest	27,707	Indefinite